Condensed Financial Statements of Kentucky First Federal Bancorp	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

NOTE L - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2021 and 2020, and the results of its operations and its cash flows for the fiscal years ended June 30, 2021 and 2020.

	2021	2020
ASSETS
Interest-bearing deposits in First Federal of Hazard	$933	$1,282
Interest-bearing deposits in First Federal of Kentucky	1,070	167
Other interest-bearing deposits	9	34
Investment in First Federal of Hazard	18,407	18,314
Investment in Frankfort First	31,646	31,257
Prepaid expenses and other assets	458	883

Total assets	$52,523	$51,937

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$227	$26
Total liabilities	227	26

Shareholders’ equity	52,296	51,911

Total liabilities and shareholders’ equity	$52,523	$51,937

	2021	2020
Income
Interest income	$27	$42
Non-interest income	15	--
Dividends from First Federal of Hazard	590	607
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	101	(47)
Dividends from Frankfort First	826	576
Equity in undistributed (excess distributed) earnings of Frankfort First	434	(13,459)
Total income	1,993	(12,281)

Non-interest expenses	330	325

Earnings (loss) before income taxes	1,663	(12,606)

Income tax expense (benefit)	(157)	(59)

Net income (loss)	1,820	(12,547)

Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $(1) in 2021 and 2020, respectively	(2)	(2)
Comprehensive income (loss)	$1,818	$(12,549)

	2021	2020
Cash flows from operating activities:
Net (loss) earnings for the year	$1,820	$(12,547)
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(535)	13,509
Noncash compensation expense	122	112
Gain on sale of automobile	16	--
Depreciation	11	12
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	449	68
Other liabilities	201	4
Net cash provided by operating activities	2,084	1,158

Cash flows from investing activities:
Additions to premises and equipment, net	--	--
Net cash used in investing activities	--	--

Cash flows from financing activities:
Treasury stock purchases	(167)	(542)
Dividends paid on common stock	(1,388)	(1,388)
Net cash used in financing activities	(1,555)	(1,930)

Net increase (decrease) in cash and cash equivalents	529	(772)

Cash and cash equivalents at beginning of year	1,483	2,255

Cash and cash equivalents at end of year	$2,012	$1,483